Pensions and other post-retirement benefits - Disclosure of asset allocation strategy (Details)	Mar. 31, 2026
UK | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	19.00%
Liability-matching assets	81.00%
US | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	30.00%
Liability-matching assets	70.00%
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Return-seeking assets	26.00%
Liability-matching assets	74.00%